EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class [Table Text Block]
The composition of the Company’s share capital is as follows:

	December 31, 2014			December 31, 2013
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,297,402	14,728,782	25,000,000	15,287,402	14,718,782